FINANCIAL INCOME (EXPENSES) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)

	09/30/2018	09/30/2017
Financial income
Interest on other assets	993,806	743,886
Income from short-term investments	75,402	—
Exchange differences on translating foreign short-term investments (trading)	19,812	7,100
Other income	144,180	456,927
Total	1,233,200	1,207,913
Financial expenses and other charges
a) Borrowing and financing costs
Inflation and exchange losses on third-party borrowings	(3,248,416)	—
Interest on borrowings payable to third parties	(1,014,270)	—
Subtotal:	(4,262,686)	—
b) Other charges
Loss on available for sale financial assets	494,540	(661,921)
Interest on other liabilities	(622,713)	(1,204,015)
Tax on transactions and bank fees	(271,554)	(384,377)
Inflation adjustment to provisions for contingencies	68,503	61,683
Interest on taxes in installments—tax financing program	(22,626)	(13,846)
Other expenses	(253,094)	(362,710)
Subtotal:	(606,944)	(2,565,186)
Total	(4,869,630)	(2,565,186)
Financial expenses, net	(3,636,430)	(1,357,273)

	2017	2016	2015 Restated
Financial income
Exchange differences on translating foreign short-term investments (trading)		(135,226)	3,349,783
Interest on other assets	1,049,923	615,085	740,417
Income from short-term investments		112,394	235,042
Interest on related parties loans			29,057
Other income (i)	500,260	578,452	1,010,235

Total	1,550,183	1,170,705	5,364,534

Financial expenses and other charges
a) Borrowing and financing costs (ii)
Inflation and exchange losses on third-party borrowings		4,580,177	(10,908,438)
Interest on borrowings payable to third parties		(2,177,976)	(4,050,438)
Derivatives		(5,147,958)	5,797,102

Subtotal:		(2,745,757)	(9,161,774)

b) Other charges
Loss on available for sale financial assets (i)	(267,008)	(1,090,295)	(447,737)
Interest on other liabilities	(1,641,278)	(598,301)	(833,276)
Tax on transactions and bank fees	(512,003)	(679,294)	(712,799)
Inflation adjustment to provisions for contingencies	(264,511)	(238,428)	(362,778)
Interest on taxes in installments—tax financing program	(27,294)	(19,869)	(93,784)
Other expenses (iii)	(450,147)	(174,070)	(476,875)

Subtotal:	(3,162,241)	(2,800,257)	(2,927,249)

Total	(3,162,241)	(5,546,014)	(12,089,023)

Financial expenses, net	(1,612,058)	(4,375,309)	(6,724,489)

(i)

In 2017, refers to the loss of R$129 million / US$39 million (R$789 million / US$242 million in 2016 and R$732 million / US$ 188 million in 2015) resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel and exchange losses related to the depreciation of the Kwanza against the US dollar and the Brazilian real.

(ii)

Contractual interest and foreign currency fluctuation that would have accrued absent the judicial reorganization R$3,340 million in 2017 and R$1,682 million in 2016 and R$2,593 million in 2017 and R$2,920 million in 2016, respectively.

(iii)	Represented mainly by financial fees and commissions.